Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Non-cancellable purchase commitments	$ 50,075
Milestone payments			$ 129,203